SHARE-BASED COMPENSATION	12 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

NOTE 19. SHARE-BASED COMPENSATION

Share-based payments to employees, officers, directors, and external persons

On November 18, 2024, the Company adopted the 2024 Plan which enables the Group to attract and retain services of the best available personnel for positions of substantial responsibility, to provide additional incentive to employees, officers, directors and external persons, and to promote the success of the business of the Company and other members of the Group. The maximum aggregate number of options, restricted shares, restricted share units and shares that may be issued under the 2024 Plan will be equal to 1,000,000 ordinary shares of the Company.

During the year ended September 30, 2025, the Group granted 600,000 restricted shares to directors under the 2024 Plan, of which 200,000 restricted shares have been vested during the year ended September 30, 2025. The vesting condition requires the grantees to provide continuing service from the date of grant through each vesting date which are December 9, 2024, 2025, and 2026.

The following table summarized the Group’s activities of restricted shares for the year ended September 30, 2025:

	Number of Restricted Shares	Grant-date fair value per share
		US$
Outstanding as of October 1, 2024	—	—
Granted	600,000	1.56
Vested	(200,000)	1.56
Forfeited	—	—
Outstanding as of September 30, 2025	400,000	1.56

The fair value of share-based awards was determined based on the market price of the Group’s common stock at the date of grant. The share-based compensation of HK$2.9 million was recognized as expense under selling, general and administrative expenses on the consolidated statements of operations during the year ended September 30, 2025.

As of September 30, 2025, unrecognized compensation expense amounted to HK$4.3 million which will be recognized over a weighted average period of 1.2 years.

Share-based payments to service providers

On April 26, 2024, the Company entered into a service agreement with Xiaohou, pursuant to which the Company has allotted and issued 397,500 shares to the Xiaohou as a service fee for providing market research consultancy services (see Note 15). The fair value of the shares issued has been recognized as a prepayment and amortized to selling, general and administrative expenses over the respective service periods. No cash was paid and the corresponding credit was recorded in equity; accordingly, the amortization is presented as a non-cash adjustment in the consolidated statements of cash flows.

The fair value of share-based awards was determined based on the market price of the Group’s common stock at the date of grant. The share-based compensation of HK$1.4 million and HK$5.2 million was recognized as expense under selling, general and administrative expenses on the consolidated statements of operations during the year ended September 30, 2024 and 2025, respectively. As of September 30, 2025, the compensation expense was fully recognized.

On September 16, 2025, the Company entered into a service agreement with VBG, pursuant to which the Company has allotted and issued 80,000 shares to the VBG as a service fee for investor-searching services over a one-year period (see Note 15). The fair value of the shares issued has been recognized as a prepayment and amortized to selling, general and administrative expenses over the respective service periods. No cash was paid and the corresponding credit was recorded in equity; accordingly, the amortization is presented as a non-cash adjustment in the consolidated statements of cash flows.

The fair value of share-based awards was determined based on the market price of the Group’s common stock at the date of grant. The share-based compensation of HK$0.3 million was recognized as expense under selling, general and administrative expenses on the consolidated statements of operations during the year ended September 30, 2025.

As of September 30, 2025, unrecognized compensation expense amounted to HK$3.7 million which will be recognized over a weighted average period of 0.9 years.